Inventories, Net (Schedule Of Inventories, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories, Net [Abstract]
Finished products	$ 350,685	$ 358,138
Products in process and raw materials	11,116	13,842
Supplies and expendable parts	53,287	46,958
Inventories, Gross	415,088	418,938
Less allowances	(92,481)	(87,044)
Total	$ 322,607	$ 331,894